Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
We are providing the following information pursuant to Item 402(v) of Regulation S-K. For detail on the Company’s executive compensation programs, see the CD&A section beginning on page 17.

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (thousands) ($)	Organic Revenue Growth Percentage (%)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	11,495,237	9,908,982	2,010,130	1,937,603	85.12	117.10	66,377	6.5%
2021	6,922,075	5,987,158	1,456,322	1,337,867	106.42	145.84	96,808	13.2%
2020	5,923,784	2,235,111	1,234,497	873,597	100.95	122.64	77,258	(15.2)%

Company Selected Measure Name	organic revenue growth percentage
Named Executive Officers, Footnote [Text Block]	Our PEO for 2022, 2021 and 2020 was Joseph W. Dziedzic. The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Dziedzic for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”).
Peer Group Issuers, Footnote [Text Block]	The Company utilized the iShares US Medical Devices EFT as its Peer Group. This is consistent with the index shown in our annual report which displays a five-year Total Shareholder Return from December 29, 2017 through December 31, 2022 of $151.13 for Integer and $182.32 for the iShares US Medical Devices EFT. The cumulative TSR depicts a hypothetical $100 investment in Integer common stock on December 31, 2019, and shows the value of that investment over time for each calendar year. A hypothetical $100 investment in the Peer Group using the same methodology is shown for comparison.
PEO Total Compensation Amount	$ 11,495,237	$ 6,922,075	$ 5,923,784
PEO Actually Paid Compensation Amount	$ 9,908,982	5,987,158	2,235,111
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” (“CAP”) to the PEO computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO’s total compensation for each year to determine the CAP:

PEO SCT TOTAL TO CAP RECONCILIATION
Year	Reported Summary Compensation Table Total for PEO ($)	Minus: Reported Summary Compensation Table Value of Equity Awards ($)(i)	Plus: Equity Award Adjustments ($)(ii)	Compensation Actually Paid to PEO ($)
2022	11,495,237	9,499,913	7,913,658	9,908,982
2021	6,922,075	4,999,987	4,065,070	5,987,158
2020	5,923,784	3,999,827	311,154	2,235,111
(i)The amounts included in this column are the amounts reported in the “Stock Awards” column of the SCT for each applicable year.
(ii)The equity award adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the equity award adjustments for the PEO are provided in the table below.

	Equity Award Adjustments
Year	Year End Fair Value of Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Awards ($)	Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Year over Year Change in Fair Value of Awards Forfeited in the Year ($)	Total Equity Award Adjustments ($)
2022	9,186,691	(1,142,928)	—	(130,105)	—	7,913,658
2021	5,445,154	(749,219)	—	(17,090)	(613,775)	4,065,070
2020	2,464,848	(684,423)	422,432	31,218	(1,922,921)	311,154

Non-PEO NEO Average Total Compensation Amount	$ 2,010,130	1,456,322	1,234,497
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,937,603	1,337,867	873,597
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding the PEO) in the “Total” column of the SCT in each applicable year. Our Non-PEO NEOs for 2022 were Jason K. Garland, Jennifer M. Bolt, Carter Houghton and Payman Khales, and for 2021 and 2020 were Jason K. Garland, Joel Becker, Jennifer M. Bolt and Payman Khales.
(4)The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs as a group for each year to determine the compensation actually paid:

AVERAGE NON-PEO SCT TOTAL TO CAP RECONCILIATION
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Minus: Average Reported Summary Compensation Table Value of Equity Awards for Non-PEO NEOs ($)(i)	Plus: Equity Award Adjustments ($)(ii)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,010,130	1,268,704	1,196,177	1,937,603
2021	1,456,322	783,699	665,244	1,337,867
2020	1,234,497	578,389	217,489	873,597
(i)The equity award adjustments for each applicable year were calculated in accordance with the methodology required by Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the total average equity award adjustments are provided in the table below.

	Equity Award Adjustments
Year	Year End Fair Value of Awards Granted in the Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Awards ($)	Fair Value as of Vesting Date of Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Awards Granted in Prior Years that Vested in the Year ($)	Year over Year Change in Fair Value of Awards Forfeited in the Year ($)	Total Equity Award Adjustments ($)
2022	1,395,706	(169,918)	—	(29,611)	—	1,196,177
2021	853,474	(107,547)	—	12,013	(92,696)	665,244
2020	356,455	(99,293)	61,055	(16,212)	(84,516)	217,489

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Pay and Company TSR
The following describes the relationship between NEO CAP and TSR for the Company.
•For the year 2020, stock price increased during the year from $80.43 to $81.19. This generally increased the value of prior years’ grant contributing to higher CAP than had stock price remained flat. However, the year-end stock price was less than the stock price on the date of the annual grant, $85.40, resulting in less than the grant date fair value being included in CAP for the current year’s grants.
•For the year 2021, stock price increased during the year from $81.19 to $85.59. This generally increased the value of prior years’ grant contributing to higher CAP than had the stock price remained flat. Additionally, the year-end stock price was higher than the stock price on the date of the annual grant, $79.05, resulting in more than the grant date fair value being included in CAP for the current year’s grants.
•For the year 2022, stock price decreased during the year from $85.59 to $68.46. This generally decreased the value of prior years’ grant contributing to lower CAP than had the stock price remained flat. Additionally, the year-end stock price was less than the stock price on the date of the annual grant, $79.76, resulting in less than the grant date fair value being included in CAP for the current year’s grants.
Additionally, the following components of our executive compensation program provide a further connection between TSR and CAP.
•One-third of our regular annual long-term incentive award for each of our NEOs is based on our relative TSR performance versus the peer group used for executive compensation benchmarking purposes, as listed in the Competitive Market Review section of the CD&A. In order to vest at target our three-year TSR performance must be at the 55th percentile of this peer group. The Compensation Actually Paid reflects the year-end valuation, based on expected payout, for awards unvested at year-end, and the actual value at payout when awards vest.
	•The special award granted to our CEO in March 2022 requires that our stock price increases 28% for target payout, and 54% for maximum payout over the closing stock price on the date of grant, in addition to the two-year service-based vesting condition.
Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Pay and Net Income
The following describes the relationship between NEO CAP and net income for the company. Net Income is not a metric in our incentive plans, however, a closely correlated measure, STI AOI, was used to fund our short-term incentive plan in 2020, 2021 and 2022. The Company sets its target achievement level based on a realistic but challenging goal, intended to drive shareholder value growth.
•For the year 2020, STI AOI was less than target. Therefore, the Committee used their discretion to assign an 80.0% payout factor contributing to a lower level of CAP than had target performance been achieved.
•For the year 2021, STI AOI was less than target. Therefore, the Committee applied the plan formula to assign a 78.1% payout factor contributing to a lower level of CAP than had target performance been achieved.
•For the year 2022, STI AOI was less than target. Therefore, the Committee applied the plan formula to assign a 58.3% payout factor contributing to a lower level of CAP than had target performance been achieved.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Pay and Company-Selected Performance Measure
The following describes the relationship between NEO CAP and organic revenue growth percentage (Integer’s company selected measure) for the company. This metric is used in our PSU awards.
•Generally, as our organic revenue growth performance exceeds or is projected to exceed target performance, CAP will increase (holding share price constant), and when organic revenue growth is less than or is projected to be less than target performance, CAP will decrease (holding share price constant).
•For the year 2020, the decline in organic revenue resulted in the forfeiture of the three-year revenue PSUs granted in 2018, the expected forfeiture of the 2019 revenue PSUs and the reduced forecast for payout of the 2020 revenue PSUs, contributing to a significantly lower level of CAP than had the performance expected at the start of the year been achieved.
•For the year 2021, although organic revenue growth improved, the growth did not recover enough from the prior year’s decline to prevent a revised forecast of forfeiture for the 2020 revenue PSUs, which previously were forecasted to have a partial payout, contributing to a lower level of CAP than had the performance expected at the start of the year been achieved.
•For the year 2022, organic revenue growth performance did not recover enough to result in any payout of the 2020 revenue PSUs, and they were ultimately forfeited.
•The Company did not grant Revenue PSUs in 2021 but resumed granting revenue PSUs in 2022.

Tabular List [Table Text Block]
The seven items listed below represent the most important performance metrics under Integer’s executive compensation and incentive programs, as further described in the sections titled “Annual Performance-Based Incentives" and and “Long-Term Incentive Plan” of the CD&A.

Organic Revenue Growth*
Relative TSR*
STI AOI*
Quality PLA Rate
Inventory Days-On-Hand
On-Time Delivery-to-Promise
On-Time Delivery-to-Quoted Lead Time
* Indicates a financial performance metric.

Total Shareholder Return Amount	$ 85.12	106.42	100.95
Peer Group Total Shareholder Return Amount	117.10	145.84	122.64
Net Income (Loss)	$ 66,377,000	$ 96,808,000	$ 77,258,000
Company Selected Measure Amount	0.065	0.132	(0.152)
PEO Name	Joseph W. Dziedzic	Joseph W. Dziedzic	Joseph W. Dziedzic
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Organic Revenue Growth*
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR*
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	STI AOI*
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Quality PLA Rate
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Inventory Days-On-Hand
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	On-Time Delivery-to-Promise
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	On-Time Delivery-to-Quoted Lead Time
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 9,499,913	$ 4,999,987	$ 3,999,827
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,913,658	4,065,070	311,154
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	9,186,691	5,445,154	2,464,848
PEO [Member] | Equity Awards Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(1,142,928)	(749,219)	(684,423)
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	422,432
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(130,105)	(17,090)	31,218
PEO [Member] | Equity Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	(613,775)	(1,922,921)
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,268,704	783,699	578,389
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,196,177	665,244	217,489
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	1,395,706	853,474	356,455
Non-PEO NEO [Member] | Equity Awards Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(169,918)	(107,547)	(99,293)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	0	0	61,055
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	(29,611)	12,013	(16,212)
Non-PEO NEO [Member] | Equity Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment To Compensation Amount, Equity Awards	$ 0	$ (92,696)	$ (84,516)